Note 15 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Bullion sales receivable	$ 4,171	$ 5,403
VAT receivables	5,234	4,259
Deposits for stores, equipment and other receivables	43	290
Other financial assets	203	0
Trade and other current receivables	$ 9,651	$ 9,952